Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share - shares	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023
Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		16,598,356
Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	30,552,604		30,672,105
Conversion of convertible preferred stock issued and outstanding [Member] | Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		1,054,100
Conversion of convertible preferred stock issued and outstanding [Member] | Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	27,920,467		27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		237,400
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	1,849,638		1,849,638
Exercise of common warrants into common stock [Member] | Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		10,160,249
Exercise of common warrants into common stock [Member] | Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares
Common stock reserved for employee stock option plan (ESPP) [Member] | Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		527,182
Common stock reserved for employee stock option plan (ESPP) [Member] | Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares
Common stock underlying outstanding options [Member] | Successor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		4,619,425
Common stock underlying outstanding options [Member] | Predecessor [Member]
Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	782,499		902,000